Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive income
Net income/(loss)	SFr (2,707)	SFr (2,945)	SFr 2,324
Gains/(losses) on cash flow hedges	(20)	16	(20)
Foreign currency translation	515	(1,156)	2,287
Unrealized gains/(losses) on securities	1	(4)	12
Actuarial gains/(losses)	394	(661)	(1,253)
Net prior service cost	36	155	(63)
Gains/(losses) on liabilities related to credit risk	(1,043)
Other comprehensive income/(loss), net of tax	(117)	(1,650)	963
Comprehensive income/(loss)	(2,824)	(4,595)	3,287
Comprehensive income/(loss) attributable to noncontrolling interests	(2)	(19)	540
Comprehensive income/(loss) attributable to shareholders	(2,822)	(4,576)	2,747
Bank
Comprehensive income
Net income/(loss)	(3,125)	(3,377)	1,764
Gains/(losses) on cash flow hedges	(22)	24	(27)
Foreign currency translation	499	(1,147)	2,284
Unrealized gains/(losses) on securities	2	(6)	21
Actuarial gains/(losses)	210	44	58
Net prior service cost	(1)	(14)	14
Gains/(losses) on liabilities related to credit risk	(1,083)
Other comprehensive income/(loss), net of tax	(395)	(1,099)	2,350
Comprehensive income/(loss)	(3,520)	(4,476)	4,114
Comprehensive income/(loss) attributable to noncontrolling interests	11	(26)	614
Comprehensive income/(loss) attributable to shareholders	SFr (3,531)	SFr (4,450)	SFr 3,500